Document and Entity Information	Feb. 26, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 26, 2026
Entity Registrant Name	TRULIEVE CANNABIS CORP.
Entity Incorporation, State or Country Code	A1
Entity File Number	000-56248
Entity Tax Identification Number	84-2231905
Entity Address, Address Line One	3494 Martin Hurst Road
Entity Address, City or Town	Tallahassee
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32312
City Area Code	850
Local Phone Number	298-8866
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001754195
Amendment Flag	false